Share-based plans - Information on holdings under share-based plans (Details) - shares		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LTIP 2025+
Share-based plans
Granted		1,391,945
MB LTIP 2024+
Share-based plans
Granted		230,873	304,043
MB LTIP 2024+ | Management Board
Share-based plans
Granted		230,873	266,497
LTIP 2024+
Share-based plans
Granted			1,908,038
LTIP 2022+
Share-based plans
Granted				1,460,049
MB LTIP 2020
Share-based plans
Granted				283,624
Cash-settled plans | LTIP 2025+
Share-based plans
Granted		132,711
Number of performance shares held at end of period	132,711	132,711
Cash-settled plans | LTIP 2025+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held at end of period	132,711	132,711
Cash-settled plans | MB LTIP 2024+
Share-based plans
Number of performance shares held at beginning of period		304,043
Number of performance shares held at end of period	258,501	258,501	304,043
Cash-settled plans | MB LTIP 2024+ | Management Board
Share-based plans
Number of performance shares held at beginning of period		266,497
Number of performance shares held at end of period	220,955	220,955	266,497
Cash-settled plans | MB LTIP 2024+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held at beginning of period		37,546
Number of performance shares held at end of period	37,546	37,546	37,546
Cash-settled plans | LTIP 2024+
Share-based plans
Number of performance shares held at beginning of period		1,906,842
Number of performance shares held at end of period	1,768,618	1,768,618	1,906,842
Cash-settled plans | LTIP 2024+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held at beginning of period		1,906,842
Number of performance shares held at end of period	1,768,618	1,768,618	1,906,842
Cash-settled plans | LTIP 2022+
Share-based plans
Number of performance shares held at beginning of period		2,691,190
Number of performance shares held at end of period	1,205,535	1,205,535	2,691,190
Cash-settled plans | LTIP 2022+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held at beginning of period		2,691,190
Number of performance shares held at end of period	1,205,535	1,205,535	2,691,190
Cash-settled plans | MB LTIP 2020
Share-based plans
Number of performance shares held at beginning of period		504,113
Number of performance shares held at end of period	240,772	240,772	504,113
Cash-settled plans | MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held at beginning of period		236,574
Number of performance shares held at end of period	114,395	114,395	236,574
Cash-settled plans | MB LTIP 2020 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held at beginning of period		267,539
Number of performance shares held at end of period	126,377	126,377	267,539
Equity-settled plans | LTIP 2025+
Share-based plans
Granted		1,259,234
Number of performance shares held at end of period	1,259,234	1,259,234
Weighted average remaining contractual life	2 years 7 months 6 days
Equity-settled plans | MB LTIP 2024+
Share-based plans
Granted		230,873
Forfeited		(36,643)
Number of performance shares held at end of period	194,230	194,230
Weighted average remaining contractual life	3 years 2 months 1 day